Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands		Sep. 30, 2023	Dec. 31, 2022
Intangible assets, net	[1]	$ 3,253,707	$ 3,363,156	[2]
Class A common stock subject to possible redemption, shares		0	45,183
Variable Interest Entities
Intangible assets, net		$ 2,300,000	$ 2,300,000
As previously reported
Class A common stock subject to possible redemption, shares			45,184
Class A Common Stock [Member]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		5,500,000,000	5,500,000,000
Common stock, shares issued		13,799,230	2,984,212
Common stock, shares outstanding		13,799,230	2,984,212
Class A Common Stock [Member] | As previously reported
Common stock, shares authorized			5,500,000,000
Class V Common Stock [Member]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		3,250,000,000	3,250,000,000
Common stock, shares issued		124,264,645	125,919,180
Common stock, shares outstanding		124,264,645	125,919,180

[1]	As of September 30, 2023 and December 31, 2022, intangible assets, net included $2.3 billion and $2.3 billion, respectively, related to a consolidated VIE. See Note 9, Variable Interest Entities, for further details.
[2]	As of December 31, 2022, intangible assets, net included $2.3 billion related to a consolidated VIE. See Note 10, Variable Interest Entities, for further details.